UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 138.0%
Corporate — 9.8%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$22,344
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	828,510
New Jersey EDA, RB, AMT Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,550	1,734,512
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	500	565,265
Series B, 5.60%, 11/01/34	395	444,039

		3,594,670
County/City/Special District/School District — 21.2%
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	255,822
5.00%, 1/15/28	110	121,798
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (c)	610	627,165
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	519,532
5.50%, 10/01/29	790	1,030,073
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	878,136
County of Mercer Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	235	268,915
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	280	311,954

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	$685	$761,110
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	265	302,699
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,744,595

		7,821,799
Education — 31.8%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	100	101,565
The Team Academy Charter School Project, 6.00%, 10/01/33	455	515,014
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (c)	215	220,842
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	635	660,051
Montclair State University, Series J, 5.25%, 7/01/38	180	195,694
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	245	269,956
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	765	829,313
Georgian Court University, Series D, 5.00%, 7/01/33	150	156,966
Kean University, Series A, 5.50%, 9/01/36	700	786,233
Montclaire State University, Series A, 5.00%, 7/01/44	1,600	1,770,368
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	235,418
Ramapo College, Series B, 5.00%, 7/01/42	85	92,361

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Seton Hall University, Series D, 5.00%, 7/01/38	$105	$115,705
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	450	545,778
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	1,031,754
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	640	707,507
Series 1A, 5.00%, 12/01/25	120	126,311
Series 1A, 5.00%, 12/01/26	90	94,536
Series 1A, 5.25%, 12/01/32	300	323,286
Student Loan, Series 1A, 5.13%, 12/01/27	220	231,539
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	500	560,185
5.00%, 7/01/45	220	242,526
New Jersey Turnpike Authority, RB, Series E, 5.00%, 1/01/45	720	803,419
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,104,707

		11,721,034
Health — 9.8%
New Jersey EDA, Refunding RB:
Lions Gate Project, 5.25%, 1/01/44	135	138,073
Seabrook Village, Inc. Facility, 5.25%, 11/15/16 (d)	470	491,028
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	240	253,569
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	264,705
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	448,356

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	$610	$720,648
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	500	513,220
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	180	207,934
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	505	577,164

		3,614,697
Housing — 2.6%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	389,843
S/F Housing, Series AA, 6.38%, 10/01/28	225	233,377
S/F Housing, Series AA, 6.50%, 10/01/38	45	46,621
S/F Housing, Series CC, 5.00%, 10/01/34	270	281,597

		951,438
State — 27.9%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	870	873,036
County of Middlesex New Jersey, Refunding, COPS, Civic Square IV Redevelopment, 5.00%, 10/15/31	440	534,363
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (e)	4,000	2,857,520
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	573,145
School Facilities Construction (AGC), 5.00%, 9/01/16 (d)	50	51,729
School Facilities Construction (AGC), 5.50%, 12/15/18 (d)	645	730,946
School Facilities Construction (AGC), 5.50%, 12/15/34	355	389,453

2	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	$255	$269,301
Cigarette Tax, 5.00%, 6/15/29	500	525,290
Cigarette Tax (AGM), 5.00%, 6/15/22	750	857,460
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	528,250
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,295	1,382,723
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	500	522,440
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	200	210,742

		10,306,398
Transportation — 33.9%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	277,933
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,454,126
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	1,175	1,303,345
Series A, 5.00%, 1/01/43	500	552,425
Series E, 5.25%, 1/01/40	370	405,457
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	1,250	543,275
Transportation Program, Series AA, 5.00%, 6/15/38	705	719,720
Transportation Program, Series AA, 5.25%, 6/15/41 (f)	480	503,856
Transportation System, 6.00%, 12/15/38	325	356,512
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,424,073
Transportation System, Series A, 5.88%, 12/15/38	555	601,215
Transportation System, Series A, 5.50%, 6/15/41	830	884,099
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	225,456

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB: (continued)
Transportation System, Series AA, 5.50%, 6/15/39	$425	$456,697
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	525,015
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	525	578,571
166th Series, 5.25%, 7/15/36	500	573,750
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,111,540

		12,497,065
Utilities — 1.0%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	650	343,207
Total Municipal Bonds — 138.0%		50,850,308

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New Jersey — 22.2%
County/City/Special District/School District — 5.3%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	1,780	1,948,352
Education — 3.0%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	990	1,097,884
State — 3.1%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	329	381,499

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, School Facilities Construction (AGC) (concluded)
6.00%, 12/15/34	$671	$755,106

		1,136,605
Transportation — 10.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	631,116
Series B, 5.25%, 6/15/36 (h)	1,000	1,044,621
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,635,960
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	680,787

		3,992,484
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.2%		8,175,325
Total Long-Term Investments (Cost — $54,742,369) — 160.2%		59,025,633

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.01% (i)(j)	813,390	$813,390
Total Short-Term Securities (Cost — $813,390) — 2.2%		813,390
Total Investments (Cost — $55,555,759*) — 162.4%		59,839,023
Other Assets Less Liabilities — 0.7%		222,755
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.3)%		(4,521,242)
VRDP Shares, at Liquidation Value — (50.8)%		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$36,840,536

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$51,147,671

Gross unrealized appreciation	$4,849,472
Gross unrealized depreciation	(677,638)

Net unrealized appreciation	$4,171,834

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	When-issued security.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $776,985.

4	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

(i)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Net Income
BIF New Jersey Municipal Money Fund	954,370	(140,980)	813,390	$18

(j)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(5)	10-Year U.S. Treasury Note	March 2016	$632,188	$(1,498)
(2)	Long U.S. Treasury Bond	March 2016	$308,000	(1,065)
(2)	5-Year U.S. Treasury Note	March 2016	$237,359	(425)
Total				$(2,988)

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$59,025,633	—	$59,025,633
Short-Term Securities	$813,390	—	—	813,390

Total	$813,390	$59,025,633	—	$59,839,023

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest Rate Contracts	$(2,988)	—	—	$(2,988)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$32,213	—	—	$32,213
Cash pledged for financial futures contracts	15,900	—	—	15,900
Liabilities:
TOB Trust Certificates	—	$(4,519,518)	—	(4,519,518)
VRDP Shares	—	(18,700,000)	—	(18,700,000)

Total	$48,113	$(23,219,518)	—	$(23,171,405)

During the period ended November 30, 2015, there were no transfers between levels.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	January 22, 2016